Assets Subject to Lien and Assets Acquired Through Foreclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Collateral [Abstract]
Assets subjected to lien
(1)	Assets subjected to lien are as follows (Unit: Korean Won in millions):

		December 31, 2023
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds, etc.	Mirae Asset Global Investments Co., Ltd., etc.	238,461	Related to bonds sold under repurchase agreements (*1)
	Korean treasury and government bonds, etc.	Korea Securities Depository	675,815	Securities borrowing collateral
	Korean treasury and government bonds, etc.	SHINHAN SECURITIES CO, etc.	6,534	Future trading collateral
	Korean financial institutions’ debt securities, etc.	Korea Exchange Co., Ltd etc.	385,394	Variable margin deposit for CSA, etc.
	Korean capital contributions, etc.	Korea Software Financial Cooperative	107	Bid guarantee, etc.
Financial assets at FVTOCI	Korean treasury and government bonds	Korea Securities Depository	73,846	Related to bonds sold under repurchase agreements (*1)
	Korean financial institutions’ debt securities, etc.	The BOK, etc.	8,182,907	Settlement risk, etc.
	Debt securities in foreign currencies	Korea Investment & Securities, etc.	955,126	Substitute securities, etc.
	Debt securities in foreign currencies	Postal Savings Bank of China	482,737	Related to bonds sold under repurchase agreements (*1)
Securities at amortized cost	Korean treasury and government bonds	The BOK, etc.	10,380,306	Settlement risk, etc.
	Debt securities in foreign currencies	NATIXIS	48,368	Related to bonds sold under repurchase agreements (*1)
	Debt securities in foreign currencies	FEDERAL RESERVE BANK	23,180	Related to the borrowing limit

		December 31, 2023
		Collateral given to	Amount	Reason for collateral
Loan at amortized cost and other financial assets	Other due from banks in local currency	MORGAN STANLEY BANK INTL, SEL, etc.	26,854	Variable margin deposit for CSA, etc.
	Other due from banks in foreign currency	Korea Investment & Securities, etc.	765,330	Overseas futures option deposit, etc.
	Mortgage loan	Public offering	1,242,963	Related to covered bonds
Premises and equipment	Land and building	Gakorea Co., Ltd , etc.	1,808	Right to collateral and others (*2)
Investment properties	Land and building	Gakorea Co., Ltd.	5,211	Right to collateral (*2)

		Total	23,494,947

(*1)
The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

(*2)	The maximum pledge amount is 339 million Won.

		December 31, 2024
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds, etc.	Shinhan Bank, etc.	1,271,304	Related to bonds sold under repurchase agreements (*1)
	Korean treasury and government bonds, etc.	Korea Securities Depository	240,005	Securities borrowing collateral
	Korean treasury and government bonds, etc.	SHINHAN SECURITIES CO, etc.	11,134	Future trading collateral
	Korean financial institutions’ debt securities, etc.	DBS BANK LTD, SEL, etc.	698,231	Variable margin deposit for CSA, etc.
	Korean capital contributions, etc.	Korea Software Financial Cooperative	109	Bid guarantee, etc.
Financial assets at FVTOCI	Korean financial institutions’ debt securities, etc.	CITIBANK, LONDON, etc.	74,143	Related to bonds sold under repurchase agreements (*1)
	Korean treasury and government bonds	Industrial Bank of Korea	10,115	Related to bonds sold under repurchase agreements (*1)
	Korean financial institutions’ debt securities, etc.	The BOK, etc.	8,863,286	Settlement risk, etc.
	Debt securities inforeign currencies	Central Bank of Brazil, etc.	164,136	Related to bonds sold under repurchase agreements (*1)
	Debt securities inforeign currencies	RJF	110,530	Related to the borrowing limit
	Debt securities inforeign currencies	SOCIETE GENERALE, PAR, etc.	358,781	Variable margin deposit for CSA, etc.
Securities at amortized cost	Korean treasury and government bonds	The BOK, etc.	11,526,197	Settlement risk, etc.
	Debt securities inforeign currencies	NATIXIS	41,442	Related to bonds sold under repurchase agreements (*1)
	Debt securities inforeign currencies	RJF, etc.	34,508	Related to the borrowing limit
Loan at amortized cost and other financial assets	Due from banks in local currency	KEB Hana Bank Co., Ltd., etc.	6,431	Collateral for difference settlement

		December 31, 2024
		Collateral given to	Amount	Reason for collateral
	Other due from banks in local currency	Korea Exchange Co.,Ltd.	3	Korean Won CCP margin
	Other due from banks in foreign currency	BNP-PARIBAS, PAR, etc.	647,782	Variable margin deposit for CSA, etc.
	Mortgage loan	Public offering	1,790,810	Related to covered bonds
Premises and Equipment	Land and building	Gakorea Co., Ltd , etc.	1,808	Right to collateral and others (*2)
Investment properties	Land and building	Gakorea Co., Ltd.	5,211	Right to collateral (*2)

		Total	25,855,966

(*1)
The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

(*2)	The maximum pledge amount is 339 million Won.

Assets acquired through foreclosures
(2)	Details of assets acquired through foreclosures are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Investment properties
Land	6,404	6,463
Building	148	23
Sub-total	6,552	6,486
Other assets
Land for non-business use	30,950	38,627
Building for non-business use (*1)	5,174	7,591
Movables for non-business use (*2)	111	110
Real estate assessment provision for non-business use	(1,611)	(1,898)
Sub-total	34,624	44,430
Assets held for sale
Land	2,393	2,215
Building	1,853	1,780
Sub-total	4,246	3,995

Total	45,422	54,911

(*1)	The cumulative depreciation amount as of December 31, 2023 and 2024 is 1,471 million Won and 2,357 million Won, respectively.
(*2)	The cumulative depreciation amount as of December 31, 2023 and 2024 is 886 million Won and 387 million Won, respectively.

Schedule of securities loaned
(3)	Securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2023	December 31, 2024	Loaned to
Financial assets at FVTPL	Korean treasury and government bonds, etc.	625,398	12,361	Korea Securities Finance Corporation
Financial assets at FVTOCI	Korean treasury and government bonds, etc.	592,218	—	Korea Securities Depository and others

Fair values of collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties
(4)	Collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties
Fair values of collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	3,443,822	—

	December 31, 2024
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	10,640,153	—